EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments
Non-current assets	$ 96,569	$ 102,942
Non-current liabilities	46,352	48,208
Other
Investments
Current assets	180	91
Non-current assets	1,253	2,800
Current liabilities	81	998
Non-current liabilities	796	1,111
Net assets	556	782
Associates
Investments
Current assets	180	91
Non-current assets	1,253	2,800
Current liabilities	81	998
Non-current liabilities	796	1,111
Net assets	556	782
Canary Wharf Joint Venture
Investments
Current assets	1,276	1,608
Non-current assets	13,213	13,160
Current liabilities	1,242	2,146
Non-current liabilities	6,187	5,742
Net assets	7,060	6,880
Manhattan West, New York
Investments
Current assets	229	361
Non-current assets	8,434	7,775
Current liabilities	153	497
Non-current liabilities	4,231	3,850
Net assets	4,279	3,789
Ala Moana
Investments
Current assets	131	156
Non-current assets	5,695	5,508
Current liabilities	52	50
Non-current liabilities	1,895	1,889
Net assets	3,879	3,725
BPYU JV Pool A
Investments
Current assets	249	256
Non-current assets	5,763	5,618
Current liabilities	122	108
Non-current liabilities	2,269	2,320
Net assets	3,621	3,446
BPYU JV Pool B
Investments
Current assets	353	301
Non-current assets	5,508	5,572
Current liabilities	231	161
Non-current liabilities	3,396	3,514
Net assets	2,234	2,198
Fashion Show, Las Vegas
Investments
Current assets	23	54
Non-current assets	2,538	2,461
Current liabilities	19	16
Non-current liabilities	829	829
Net assets	1,713	1,670
Grace Building
Investments
Current assets	73	130
Non-current assets	2,593	2,495
Current liabilities	20	34
Non-current liabilities	1,238	1,237
Net assets	1,408	1,354
BPYU JV Pool C
Investments
Current assets	52	67
Non-current assets	2,100	2,090
Current liabilities	44	37
Non-current liabilities	669	655
Net assets	1,439	1,465
BPYU JV Pool D
Investments
Current assets	40	67
Non-current assets	1,763	1,619
Current liabilities	49	69
Non-current liabilities	471	469
Net assets	1,283	1,148
Southern Cross East
Investments
Current assets	11	8
Non-current assets	944	869
Current liabilities	11	10
Non-current liabilities	0	0
Net assets	944	867
The Grand Canal Shoppes, Las Vegas
Investments
Current assets	56	49
Non-current assets	1,867	1,794
Current liabilities	40	38
Non-current liabilities	974	974
Net assets	909	831
One Liberty Plaza, New York
Investments
Current assets	49	40
Non-current assets	1,625	1,681
Current liabilities	11	118
Non-current liabilities	875	853
Net assets	788	750
680 George Street, Sydney
Investments
Current assets	8	9
Non-current assets	777	749
Current liabilities	8	7
Non-current liabilities	0	0
Net assets	777	751
Brookfield Place Sydney
Investments
Current assets	10
Non-current assets	1,504
Current liabilities	13
Non-current liabilities	2
Net assets	1,499
The Mall in Columbia
Investments
Current assets	44	29
Non-current assets	845	825
Current liabilities	13	13
Non-current liabilities	248	246
Net assets	628	595
Shops at La Cantera, Texas
Investments
Current assets	11	20
Non-current assets	788	736
Current liabilities	10	11
Non-current liabilities	249	246
Net assets	540	499
BPYU JV Pool G
Investments
Current assets	16	19
Non-current assets	738	721
Current liabilities	16	15
Non-current liabilities	351	355
Net assets	387	370
Potsdamer Platz
Investments
Current assets	70	69
Non-current assets	2,383	2,397
Current liabilities	43	42
Non-current liabilities	1,366	1,402
Net assets	1,044	1,022
Baybrook Mall, Texas
Investments
Current assets	15	19
Non-current assets	723	718
Current liabilities	13	13
Non-current liabilities	227	232
Net assets	498	492
Brazil Retail
Investments
Current assets	74	27
Non-current assets	701	764
Current liabilities	4	6
Non-current liabilities	69	74
Net assets	702	711
D.C. Fund
Investments
Current assets	24	45
Non-current assets	1,195	1,241
Current liabilities	201	353
Non-current liabilities	577	429
Net assets	441	504
BPYU JV Pool F
Investments
Current assets	17	21
Non-current assets	720	709
Current liabilities	12	6
Non-current liabilities	287	227
Net assets	438	497
Miami Design District
Investments
Current assets	73	68
Non-current assets	1,600	1,635
Current liabilities	30	50
Non-current liabilities	689	576
Net assets	954	1,077
Other
Investments
Current assets	1,405	1,540
Non-current assets	12,879	13,881
Current liabilities	1,476	1,088
Non-current liabilities	6,926	7,279
Net assets	5,882	7,054
Joint ventures
Investments
Current assets	4,309	4,963
Non-current assets	76,896	75,018
Current liabilities	3,833	4,888
Non-current liabilities	34,025	33,398
Net assets	43,347	41,695
Joint ventures | Associates
Investments
Current assets	4,489	5,054
Non-current assets	78,149	77,818
Current liabilities	3,914	5,886
Non-current liabilities	34,821	34,509
Net assets	$ 43,903	$ 42,477